AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 84.7%

COMMON STOCKS - 84.7%

Aerospace & Defense - 1.6%
BWX Technologies, Inc.(a)	7,540	406,105
Huntington Ingalls Industries, Inc.	2,088	403,109
Lockheed Martin Corp.	1,160	400,316
Northrop Grumman Corp.	1,160	417,774
		1,627,304
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	3,480	414,572

Airlines - 0.5%
American Airlines Group, Inc.*(a)	21,692	445,120

Automobiles - 0.9%
Harley-Davidson, Inc.	11,020	403,442
Thor Industries, Inc.	3,712	455,685
		859,127
Banks - 2.7%
Bank OZK	10,324	443,725
Commerce Bancshares, Inc.(a)	6,264	436,476
Huntington Bancshares, Inc.	28,072	433,993
People's United Financial, Inc.	26,448	462,047
Pinnacle Financial Partners, Inc.	4,640	436,531
UMB Financial Corp.	4,756	459,953
		2,672,725
Biotechnology - 6.5%
ACADIA Pharmaceuticals, Inc.*(a)	25,984	431,594
Agios Pharmaceuticals, Inc.*(a)	9,860	455,039
Alkermes plc*(a)	14,152	436,448
Allogene Therapeutics, Inc.*(a)	18,212	468,048
Bluebird Bio, Inc.*(a)	24,128	461,086
Blueprint Medicines Corp.*(a)	4,640	477,038
Exact Sciences Corp.*	4,292	409,671
Exelixis, Inc.*	22,736	480,639
Gilead Sciences, Inc.	6,032	421,335
Incyte Corp.*	5,800	398,924
Ionis Pharmaceuticals, Inc.*	11,136	373,502
Sarepta Therapeutics, Inc.*	5,568	514,929
United Therapeutics Corp.*	2,088	385,403
Vertex Pharmaceuticals, Inc.*	2,204	399,784
Vir Biotechnology, Inc.*	8,584	373,576
		6,487,016
Building Products - 0.8%
Johnson Controls International plc	5,800	394,864
Masco Corp.	6,960	386,628
		781,492
Capital Markets - 3.0%
Cboe Global Markets, Inc.(a)	3,480	431,033
CME Group, Inc.(a)	2,204	426,210
Intercontinental Exchange, Inc.	3,712	426,212
MarketAxess Holdings, Inc.	928	390,400
Nasdaq, Inc.	2,320	447,806
S&P Global, Inc.	1,044	443,585
Virtu Financial, Inc., Class A	16,936	413,747
		2,978,993
Chemicals - 1.6%
Air Products and Chemicals, Inc.(a)	1,624	415,923
DuPont de Nemours, Inc.(a)	5,800	394,342
NewMarket Corp.	1,276	432,270
Sherwin-Williams Co. (The)	1,392	389,384
		1,631,919
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	3,480	417,809

Communications Equipment - 0.8%
Cisco Systems, Inc.(a)	7,308	397,774
F5 Networks, Inc.*	2,088	415,053
		812,827
Construction Materials - 0.4%
Vulcan Materials Co.	2,320	392,451

Consumer Finance - 1.2%
Credit Acceptance Corp.*(a)	696	407,369
FirstCash, Inc.	5,104	446,600
LendingTree, Inc.*	2,668	373,066
		1,227,035
Containers & Packaging - 1.2%
International Paper Co.	7,308	408,663
Packaging Corp. of America	2,900	398,576
Silgan Holdings, Inc.	10,324	396,029
		1,203,268
Distributors - 0.4%
Pool Corp.	928	403,132

Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc.*(a)	3,016	420,491
Grand Canyon Education, Inc.*	4,988	438,744
H&R Block, Inc.	17,168	429,200
Service Corp. International	6,960	419,410
Terminix Global Holdings, Inc.*	10,440	435,035
		2,142,880
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B*(a)	1,508	411,594

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	16,008	432,376
Lumen Technologies, Inc.	35,612	441,233
Verizon Communications, Inc.	7,888	426,031
		1,299,640

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Electric Utilities - 1.2%
Duke Energy Corp.	4,176	407,536
Evergy, Inc.	6,264	389,621
PNM Resources, Inc.	8,700	430,476
		1,227,633
Electronic Equipment, Instruments & Components - 0.8%
Itron, Inc.*	5,336	403,562
Keysight Technologies, Inc.*	2,436	400,210
		803,772
Entertainment - 0.4%
Electronic Arts, Inc.	3,016	429,026

Equity Real Estate Investment Trusts (REITs) - 6.3%
American Campus Communities, Inc.(a)	8,700	421,515
Camden Property Trust(a)	3,016	444,770
CoreSite Realty Corp.(a)	3,016	417,837
Crown Castle International Corp.(a)	2,320	402,103
CubeSmart(a)	8,352	404,654
Digital Realty Trust, Inc.	2,784	402,149
Douglas Emmett, Inc.(a)	13,456	425,344
Equity Commonwealth	16,820	436,984
Extra Space Storage, Inc.	2,436	409,224
Iron Mountain, Inc.	9,396	408,256
Life Storage, Inc.	3,596	412,605
Public Storage	1,392	413,563
SBA Communications Corp.	1,276	421,807
Sun Communities, Inc.	2,204	407,960
Vornado Realty Trust	10,440	438,584
		6,267,355
Food & Staples Retailing - 0.9%
Albertsons Cos., Inc., Class A(a)	15,428	480,274
Kroger Co. (The)	9,628	389,260
		869,534
Food Products - 3.2%
Campbell Soup Co.(a)	10,672	446,196
Flowers Foods, Inc.	18,212	430,350
General Mills, Inc.	7,540	451,043
Hain Celestial Group, Inc. (The)*	11,948	511,135
Hormel Foods Corp.	9,744	399,504
J M Smucker Co. (The)	3,480	417,704
TreeHouse Foods, Inc.*	12,528	499,617
		3,155,549
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.(a)	5,916	475,824
Becton Dickinson and Co.(a)	1,740	427,727
Hologic, Inc.*	5,568	410,974
Penumbra, Inc.*	1,624	432,796
Quidel Corp.*	3,480	491,202
ResMed, Inc.	1,508	397,433
		2,635,956
Health Care Providers & Services - 1.3%
Laboratory Corp. of America Holdings*	1,392	391,765
Premier, Inc., Class A	11,716	454,112
Quest Diagnostics, Inc.(a)	2,900	421,399
		1,267,276
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	812	387,291
McDonald's Corp.	1,856	447,500
Wendy's Co. (The)	18,676	404,896
		1,239,687
Household Durables - 0.4%
Helen of Troy Ltd.*	1,856	417,006

Household Products - 0.9%
Church & Dwight Co., Inc.(a)	5,220	431,015
Clorox Co. (The)(a)	2,668	441,848
		872,863
Industrial Conglomerates - 0.4%
3M Co.	2,204	386,626

Insurance - 4.2%
Allstate Corp. (The)(a)	3,132	398,735
American Financial Group, Inc.(a)	3,248	408,696
Arthur J Gallagher & Co.(a)	3,016	448,329
Assurant, Inc.(a)	2,552	402,578
Erie Indemnity Co., Class A	2,436	434,631
Hartford Financial Services Group, Inc. (The)	6,380	448,195
Marsh & McLennan Cos., Inc.	2,784	421,581
Mercury General Corp.	7,424	413,294
Progressive Corp. (The)	4,524	408,924
White Mountains Insurance Group Ltd.	348	372,224
		4,157,187
IT Services - 4.8%
Akamai Technologies, Inc.*(a)	3,828	400,370
Amdocs Ltd.	5,684	430,336
Automatic Data Processing, Inc.(a)	2,088	417,433
Broadridge Financial Solutions, Inc.(a)	2,552	425,265
Cognizant Technology Solutions Corp., Class A(a)	5,568	413,201
International Business Machines Corp.	3,132	435,129
Jack Henry & Associates, Inc.	2,436	399,650
Maximus, Inc.	5,104	424,653
MongoDB, Inc.*	1,160	546,951
Paychex, Inc.	3,828	430,459
VeriSign, Inc.*	2,088	428,061
		4,751,508

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Leisure Products - 0.4%
Mattel, Inc.*	19,836	368,156

Machinery - 2.8%
Cummins, Inc.(a)	1,856	416,783
Graco, Inc.	5,568	389,593
Lincoln Electric Holdings, Inc.	3,132	403,370
Otis Worldwide Corp.	4,756	391,324
Pentair plc	5,568	404,404
Snap-on, Inc.	1,972	412,050
Toro Co. (The)	3,944	384,185
		2,801,709
Media - 2.2%
Charter Communications, Inc., Class A*(a)	580	421,985
Discovery, Inc., Class C*	16,124	391,329
Fox Corp., Class A	11,832	474,581
New York Times Co. (The), Class A	8,584	422,934
ViacomCBS, Inc.	10,788	426,234
		2,137,063
Metals & Mining - 0.8%
Newmont Corp.	7,656	415,721
Royal Gold, Inc.	3,944	376,612
		792,333
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.(a)	26,564	418,914
Annaly Capital Management, Inc.	49,996	420,967
		839,881
Multiline Retail - 1.2%
Dollar General Corp.(a)	1,972	418,340
Ollie's Bargain Outlet Holdings, Inc.*	5,568	335,639
Target Corp.	1,740	398,060
		1,152,039
Multi-Utilities - 2.9%
Ameren Corp.(a)	4,988	404,028
CMS Energy Corp.(a)	6,728	401,864
Consolidated Edison, Inc.	5,800	421,022
Dominion Energy, Inc.(a)	5,568	406,575
DTE Energy Co.	3,596	401,709
NiSource, Inc.	17,516	424,413
WEC Energy Group, Inc.	4,640	409,248
		2,868,859
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.(a)	29,464	641,137
Cheniere Energy, Inc.*	4,872	475,848
EQT Corp.*	24,940	510,272
Equitrans Midstream Corp.	49,648	503,431
Kinder Morgan, Inc.	26,796	448,297
Williams Cos., Inc. (The)	17,864	463,392
		3,042,377
Pharmaceuticals - 0.4%
Merck & Co., Inc.	5,684	426,925

Professional Services - 2.6%
Booz Allen Hamilton Holding Corp.(a)	5,336	423,412
CACI International, Inc., Class A*(a)	1,740	456,054
Dun & Bradstreet Holdings, Inc.*	23,548	395,842
FTI Consulting, Inc.*	3,132	421,880
Nielsen Holdings plc	20,416	391,783
Science Applications International Corp.	5,104	436,698
		2,525,669
Road & Rail - 2.0%
CSX Corp.(a)	12,992	386,382
Kansas City Southern	1,508	408,125
Knight-Swift Transportation Holdings, Inc.	8,468	433,138
Landstar System, Inc.	2,552	402,757
Norfolk Southern Corp.	1,624	388,542
		2,018,944
Semiconductors & Semiconductor Equipment - 0.4%
Cirrus Logic, Inc.*(a)	5,220	429,867

Software - 5.8%
Black Knight, Inc.*(a)	5,800	417,600
Citrix Systems, Inc.(a)	4,292	460,832
Dolby Laboratories, Inc., Class A	4,408	387,904
Dropbox, Inc., Class A*(a)	14,036	410,132
Five9, Inc.*	2,320	370,597
J2 Global, Inc.*	3,248	443,742
New Relic, Inc.*	5,568	399,615
NortonLifeLock, Inc.	16,240	410,872
Nuance Communications, Inc.*	7,888	434,155
Oracle Corp.	4,872	424,497
Splunk, Inc.*	2,784	402,873
Tyler Technologies, Inc.*	928	425,627
Verint Systems, Inc.*	9,744	436,434
Zoom Video Communications, Inc., Class A*	1,276	333,674
		5,758,554
Specialty Retail - 2.1%
AutoZone, Inc.*(a)	232	393,934
Five Below, Inc.*	1,972	348,669
Murphy USA, Inc.	2,784	465,652
O'Reilly Automotive, Inc.*	696	425,298
Williams-Sonoma, Inc.	2,320	411,405
		2,044,958
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings plc	5,104	421,182

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	22,620	388,159
Levi Strauss & Co., Class A	16,124	395,199
		783,358
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	35,148	452,355

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	5,104	409,290

TOTAL COMMON STOCKS (COST $81,442,723)		83,963,401

TOTAL LONG POSITIONS (Cost $81,442,723)		83,963,401

SHORT POSITIONS - (84.8)%

COMMON STOCKS - (84.4)%

Aerospace & Defense - (2.6)%
Axon Enterprise, Inc.*	(2,320)	(406,046)
Boeing Co. (The)*	(1,972)	(433,722)
Curtiss-Wright Corp.	(3,596)	(453,743)
HEICO Corp.	(3,364)	(443,611)
Hexcel Corp.*	(7,540)	(447,800)
Howmet Aerospace, Inc.	(13,224)	(412,589)
		(2,597,511)
Airlines - (0.4)%
JetBlue Airways Corp.*	(28,188)	(430,995)

Automobiles - (0.5)%
Tesla, Inc.*	(580)	(449,778)

Banks - (2.2)%
Citigroup, Inc.	(5,916)	(415,185)
First Citizens BancShares, Inc., Class A	(464)	(391,231)
First Horizon Corp.	(26,216)	(427,059)
SVB Financial Group*	(812)	(525,266)
Wells Fargo & Co.	(8,700)	(403,767)
		(2,162,508)
Beverages - (0.4)%
Constellation Brands, Inc., Class A	(1,972)	(415,481)

Building Products - (0.4)%
Trex Co., Inc.*	(3,944)	(402,012)

Capital Markets - (4.9)%
Affiliated Managers Group, Inc.	(2,552)	(385,582)
BlackRock, Inc.	(464)	(389,138)
Carlyle Group, Inc. (The)	(8,700)	(411,336)
Federated Hermes, Inc.	(12,644)	(410,930)
Franklin Resources, Inc.	(13,340)	(396,465)
Interactive Brokers Group, Inc., Class A	(6,728)	(419,423)
Invesco Ltd.	(17,168)	(413,920)
Janus Henderson Group plc	(9,976)	(412,308)
Morgan Stanley	(4,060)	(395,079)
MSCI, Inc.	(696)	(423,405)
Northern Trust Corp.	(3,596)	(387,685)
State Street Corp.	(4,640)	(393,101)
		(4,838,372)
Chemicals - (2.4)%
Albemarle Corp.	(1,856)	(406,408)
Chemours Co. (The)	(12,644)	(367,435)
Ingevity Corp.*	(5,336)	(380,830)
Linde plc	(1,392)	(408,385)
LyondellBasell Industries NV, Class A	(4,176)	(391,918)
Westlake Chemical Corp.	(4,988)	(454,606)
		(2,409,582)
Commercial Services & Supplies - (1.3)%
ADT, Inc.	(51,388)	(415,729)
Clean Harbors, Inc.*	(4,176)	(433,761)
Tetra Tech, Inc.	(3,132)	(467,733)
		(1,317,223)
Communications Equipment - (0.4)%
Ubiquiti, Inc.	(1,392)	(415,749)

Consumer Finance - (2.9)%
Ally Financial, Inc.	(8,120)	(414,526)
American Express Co.	(2,552)	(427,536)
Capital One Financial Corp.	(2,436)	(394,559)
Discover Financial Services	(3,248)	(399,017)
OneMain Holdings, Inc.	(7,424)	(410,770)
Santander Consumer USA Holdings, Inc.	(10,324)	(430,511)
Synchrony Financial	(8,468)	(413,916)
		(2,890,835)
Containers & Packaging - (0.4)%
Berry Global Group, Inc.*	(6,380)	(388,414)

Electric Utilities - (2.1)%
ALLETE, Inc.	(6,380)	(379,738)
Exelon Corp.	(8,816)	(426,166)
NRG Energy, Inc.	(9,512)	(388,375)
OGE Energy Corp.	(12,064)	(397,629)
PG&E Corp.*	(46,864)	(449,894)
		(2,041,802)
Electrical Equipment - (0.4)%
EnerSys	(4,988)	(371,307)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - (1.2)%
Avnet, Inc.	(10,556)	(390,255)
Jabil, Inc.	(7,076)	(413,026)
Trimble, Inc.*	(4,524)	(372,099)
		(1,175,380)
Energy Equipment & Services - (0.5)%
TechnipFMC plc*	(64,844)	(488,275)

Entertainment - (0.8)%
Live Nation Entertainment, Inc.*	(4,988)	(454,556)
Roku, Inc.*	(1,160)	(363,486)
		(818,042)
Equity Real Estate Investment Trusts (REITs) - (5.9)%
Brixmor Property Group, Inc.	(18,676)	(412,926)
Equity Residential	(5,104)	(413,016)
Essex Property Trust, Inc.	(1,392)	(445,078)
Highwoods Properties, Inc.	(9,512)	(417,196)
Host Hotels & Resorts, Inc.*	(26,912)	(439,473)
Kimco Realty Corp.	(19,720)	(409,190)
Lamar Advertising Co., Class A	(3,828)	(434,287)
National Retail Properties, Inc.	(9,164)	(395,793)
PotlatchDeltic Corp.	(8,352)	(430,796)
Rayonier, Inc.	(12,180)	(434,582)
Sabra Health Care REIT, Inc.	(27,144)	(399,560)
Simon Property Group, Inc.	(3,248)	(422,143)
STORE Capital Corp.	(12,064)	(386,410)
Weyerhaeuser Co.	(12,180)	(433,243)
		(5,873,693)
Food & Staples Retailing - (2.1)%
Casey's General Stores, Inc.	(2,088)	(393,484)
Performance Food Group Co.*	(9,164)	(425,759)
Sysco Corp.	(5,452)	(427,982)
US Foods Holding Corp.*	(12,644)	(438,241)
Walgreens Boots Alliance, Inc.	(8,932)	(420,251)
		(2,105,717)
Food Products - (0.8)%
Darling Ingredients, Inc.*	(5,800)	(417,020)
Lamb Weston Holdings, Inc.	(6,612)	(405,778)
		(822,798)
Gas Utilities - (0.4)%
UGI Corp.	(9,280)	(395,514)

Health Care Equipment & Supplies - (3.9)%
Align Technology, Inc.*	(580)	(385,949)
Boston Scientific Corp.*	(9,512)	(412,726)
DexCom, Inc.*	(812)	(444,050)
Globus Medical, Inc., Class A*	(5,336)	(408,844)
Insulet Corp.*	(1,508)	(428,619)
Integra LifeSciences Holdings Corp.*	(5,916)	(405,128)
Intuitive Surgical, Inc.*	(464)	(461,286)
Stryker Corp.	(1,624)	(428,281)
Teleflex, Inc.	(1,160)	(436,798)
		(3,811,681)
Health Care Providers & Services - (5.0)%
1Life Healthcare, Inc.*	(18,096)	(366,444)
Anthem, Inc.	(1,160)	(432,448)
Centene Corp.*	(6,728)	(419,222)
Cigna Corp.	(2,088)	(417,934)
Covetrus, Inc.*	(19,720)	(357,721)
CVS Health Corp.	(5,104)	(433,125)
HCA Healthcare, Inc.	(1,740)	(422,333)
HealthEquity, Inc.*	(6,612)	(428,193)
McKesson Corp.	(2,204)	(439,434)
Molina Healthcare, Inc.*	(1,624)	(440,607)
Oak Street Health, Inc.*	(9,164)	(389,745)
Tenet Healthcare Corp.*	(5,800)	(385,352)
		(4,932,558)
Hotels, Restaurants & Leisure - (5.5)%
Aramark	(12,528)	(411,670)
Booking Holdings, Inc.*	(232)	(550,738)
Boyd Gaming Corp.*	(6,960)	(440,290)
Carnival Corp.*	(18,212)	(455,482)
Churchill Downs, Inc.	(2,088)	(501,287)
Expedia Group, Inc.*	(3,016)	(494,323)
Marriott International, Inc., Class A*	(3,248)	(480,996)
Marriott Vacations Worldwide Corp.	(2,900)	(456,257)
MGM Resorts International	(10,208)	(440,475)
Planet Fitness, Inc., Class A*	(5,336)	(419,143)
Royal Caribbean Cruises Ltd.*	(5,336)	(474,637)
Wynn Resorts Ltd.*	(4,292)	(363,747)
		(5,489,045)
Household Products - (0.4)%
Energizer Holdings, Inc.	(11,020)	(430,331)

Independent Power and Renewable Electricity Producers - (0.8)%
AES Corp. (The)	(17,864)	(407,835)
Vistra Corp.	(23,084)	(394,737)
		(802,572)
Insurance - (2.2)%
Athene Holding Ltd., Class A*	(6,612)	(455,369)
Lincoln National Corp.	(6,148)	(422,675)
Principal Financial Group, Inc.	(6,380)	(410,872)
Unum Group	(16,124)	(404,067)
Willis Towers Watson plc	(1,972)	(458,411)
		(2,151,394)
Interactive Media & Services - (2.9)%
Cargurus, Inc.*	(14,500)	(455,445)
Facebook, Inc., Class A*	(1,160)	(393,692)
Snap, Inc., Class A*	(5,916)	(437,015)
TripAdvisor, Inc.*	(11,948)	(404,440)
Twitter, Inc.*	(6,844)	(413,309)
Zillow Group, Inc., Class C*	(4,408)	(388,521)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
ZoomInfo Technologies, Inc., Class A*	(6,960)	(425,883)
		(2,918,305)
Internet & Direct Marketing Retail - (0.8)%
Etsy, Inc.*	(1,972)	(410,097)
Qurate Retail, Inc., Series A	(39,440)	(401,894)
		(811,991)
IT Services - (2.8)%
Cloudflare, Inc., Class A*	(3,480)	(392,022)
Euronet Worldwide, Inc.*	(3,248)	(413,405)
Fastly, Inc., Class A*	(9,860)	(398,738)
Gartner, Inc.*	(1,392)	(423,001)
PayPal Holdings, Inc.*	(1,508)	(392,397)
Square, Inc., Class A*	(1,624)	(389,500)
WEX, Inc.*	(2,320)	(408,645)
		(2,817,708)
Life Sciences Tools & Services - (1.6)%
Bio-Techne Corp.	(812)	(393,471)
Mettler-Toledo International, Inc.*	(232)	(319,547)
Repligen Corp.*	(1,624)	(469,320)
Syneos Health, Inc.*	(4,640)	(405,907)
		(1,588,245)
Machinery - (2.4)%
AGCO Corp.	(3,016)	(369,550)
Allison Transmission Holdings, Inc.	(11,368)	(401,518)
Colfax Corp.*	(8,932)	(409,979)
Crane Co.	(4,176)	(395,927)
Middleby Corp. (The)*	(2,320)	(395,583)
Woodward, Inc.	(3,480)	(393,936)
		(2,366,493)
Metals & Mining - (0.9)%
Alcoa Corp.*	(10,324)	(505,257)
Freeport-McMoRan, Inc.	(12,412)	(403,762)
		(909,019)
Multiline Retail - (0.4)%
Kohl's Corp.	(7,308)	(344,134)

Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(16,820)	(413,772)

Oil, Gas & Consumable Fuels - (2.7)%
APA Corp.	(24,128)	(517,063)
Devon Energy Corp.	(14,732)	(523,133)
EOG Resources, Inc.	(6,380)	(512,123)
Occidental Petroleum Corp.	(17,748)	(524,986)
Ovintiv, Inc.	(16,704)	(549,227)
		(2,626,532)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.	(6,844)	(420,016)

Personal Products - (0.8)%
Coty, Inc., Class A*	(45,240)	(355,586)
Estee Lauder Cos., Inc. (The), Class A	(1,276)	(382,711)
		(738,297)
Professional Services - (0.9)%
ASGN, Inc.*	(3,944)	(446,224)
KBR, Inc.	(11,020)	(434,188)
		(880,412)
Real Estate Management & Development - (0.4)%
Howard Hughes Corp. (The)*	(4,756)	(417,624)

Road & Rail - (1.4)%
Lyft, Inc., Class A*	(8,816)	(472,449)
Uber Technologies, Inc.*	(10,556)	(472,909)
XPO Logistics, Inc.*	(4,988)	(396,945)
		(1,342,303)
Semiconductors & Semiconductor Equipment - (3.7)%
Applied Materials, Inc.	(3,248)	(418,115)
Cree, Inc.*	(4,988)	(402,681)
Enphase Energy, Inc.*	(2,436)	(365,327)
KLA Corp.	(1,276)	(426,835)
Lam Research Corp.	(696)	(396,128)
Marvell Technology, Inc.	(6,728)	(405,766)
Microchip Technology, Inc.	(2,784)	(427,316)
MKS Instruments, Inc.	(3,016)	(455,145)
Teradyne, Inc.	(3,596)	(392,575)
		(3,689,888)
Software - (5.2)%
ACI Worldwide, Inc.*	(13,688)	(420,632)
Anaplan, Inc.*	(7,192)	(437,921)
Bill.com Holdings, Inc.*	(1,972)	(526,425)
Coupa Software, Inc.*	(1,856)	(406,798)
Dynatrace, Inc.*	(6,380)	(452,789)
HubSpot, Inc.*	(580)	(392,132)
Manhattan Associates, Inc.*	(2,668)	(408,284)
Paycom Software, Inc.*	(928)	(460,056)
PTC, Inc.*	(3,248)	(389,078)
Smartsheet, Inc., Class A*	(5,684)	(391,173)
Trade Desk, Inc. (The), Class A*	(5,452)	(383,275)
Workday, Inc., Class A*	(1,740)	(434,809)
		(5,103,372)
Specialty Retail - (2.1)%
Carvana Co.*	(1,160)	(349,787)
Floor & Decor Holdings, Inc., Class A*	(3,596)	(434,361)
Gap, Inc. (The)	(16,240)	(368,648)
Lithia Motors, Inc.	(1,276)	(404,543)
Penske Automotive Group, Inc.	(4,872)	(490,123)
		(2,047,462)
Textiles, Apparel & Luxury Goods - (0.8)%
Columbia Sportswear Co.	(4,176)	(400,228)
PVH Corp.*	(4,060)	(417,327)
		(817,555)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Thrifts & Mortgage Finance - (0.4)%
Rocket Cos., Inc., Class A	(24,012)	(385,152)

Trading Companies & Distributors - (2.2)%
Air Lease Corp.	(10,788)	(424,400)
Applied Industrial Technologies, Inc.	(4,872)	(439,113)
SiteOne Landscape Supply, Inc.*	(2,204)	(439,632)
United Rentals, Inc.*	(1,276)	(447,787)
Univar Solutions, Inc.*	(18,096)	(431,047)
		(2,181,979)
Water Utilities - (0.4)%
Essential Utilities, Inc.	(8,816)	(406,241)

TOTAL COMMON STOCKS (Proceeds $(80,874,726))		(83,655,069)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - (0.4)%

SPDR S&P 500 ETF Trust
(Proceeds $(421,741))	(934)	(400,817)

TOTAL SHORT POSITIONS (Proceeds $(81,296,467))		(84,055,886)

Total Investments - (0.1)% (Cost $146,256)		(92,485)
Other assets less liabilities - 100.1%		99,194,923
Net Assets - 100.0%		99,102,438

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $23,184,638.

OTC Total return swap contracts outstanding as of September 30, 2021

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	12,021,590	10/2/2023	Morgan Stanley	0.43%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	(107,706)
USD	(12,015,570)	10/2/2023	Morgan Stanley	(0.32)%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	191,307
							83,601

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 97.6%

COMMON STOCKS - 92.6%

Aerospace & Defense - 1.0%
Lockheed Martin Corp.	99	34,165

Banks - 2.9%
Comerica, Inc.(a)	426	34,293
Huntington Bancshares, Inc.(a)	2,226	34,414
United Bankshares, Inc.	942	34,270
		102,977
Beverages - 1.0%
Coca-Cola Co. (The)	657	34,473

Biotechnology - 2.9%
AbbVie, Inc.(a)	315	33,979
Amgen, Inc.(a)	162	34,449
Gilead Sciences, Inc.(a)	489	34,157
		102,585
Capital Markets - 1.0%
Virtu Financial, Inc., Class A	1,416	34,593

Chemicals - 1.9%
Chemours Co. (The)(a)	1,176	34,175
Dow, Inc.	597	34,363
		68,538
Communications Equipment - 1.0%
Juniper Networks, Inc.	1,245	34,262

Consumer Finance - 1.0%
OneMain Holdings, Inc.	621	34,360

Containers & Packaging - 1.9%
International Paper Co.	615	34,391
Sonoco Products Co.	576	34,318
		68,709
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,272	34,357
Verizon Communications, Inc.	633	34,188
		68,545
Electric Utilities - 12.6%
American Electric Power Co., Inc.(a)	417	33,852
Duke Energy Corp.(a)	351	34,254
Edison International(a)	621	34,447
Entergy Corp.(a)	345	34,262
Exelon Corp.(a)	711	34,370
FirstEnergy Corp.(a)	954	33,982
Hawaiian Electric Industries, Inc.(a)	840	34,297
IDACORP, Inc.	330	34,115
NRG Energy, Inc.	840	34,297
OGE Energy Corp.	1,038	34,212
Pinnacle West Capital Corp.	477	34,516
PPL Corp.	1,227	34,209
Southern Co. (The)	552	34,207
		445,020
Energy Equipment & Services - 1.0%
Baker Hughes Co.(a)	1,392	34,424

Equity Real Estate Investment Trusts (REITs) - 13.6%
Agree Realty Corp.	516	34,175
American Campus Communities, Inc.(a)	708	34,302
Healthcare Trust of America, Inc., Class A(a)	1,155	34,257
Highwoods Properties, Inc.(a)	780	34,211
Iron Mountain, Inc.	786	34,152
Medical Properties Trust, Inc.	1,704	34,199
MGM Growth Properties LLC, Class A	900	34,470
National Retail Properties, Inc.	795	34,336
Omega Healthcare Investors, Inc.	1,146	34,334
Realty Income Corp.	525	34,051
Spirit Realty Capital, Inc.	741	34,116
STORE Capital Corp.	1,068	34,208
VICI Properties, Inc.	1,209	34,348
WP Carey, Inc.	471	34,402
		479,561
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	729	34,299

Food Products - 4.9%
Conagra Brands, Inc.	1,011	34,243
General Mills, Inc.(a)	570	34,097
Ingredion, Inc.	384	34,180
J M Smucker Co. (The)	285	34,209
Kellogg Co.	534	34,133
		170,862
Gas Utilities - 1.0%
National Fuel Gas Co.	654	34,348

Health Care Providers & Services - 1.0%
Cardinal Health, Inc.(a)	690	34,127

Household Durables - 1.9%
Leggett & Platt, Inc.	762	34,168
Newell Brands, Inc.	1,551	34,339
		68,507
Household Products - 1.0%
Kimberly-Clark Corp.	258	34,170

Independent Power and Renewable Electricity Producers - 2.0%
NextEra Energy Partners LP	465	35,042
Vistra Corp.	2,007	34,320
		69,362

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.0%
3M Co.	195	34,207

Insurance - 1.9%
Prudential Financial, Inc.	327	34,401
Unum Group	1,371	34,357
		68,758
IT Services - 1.9%
International Business Machines Corp.(a)	249	34,594
Western Union Co. (The)	1,683	34,030
		68,624
Leisure Products - 1.0%
Hasbro, Inc.(a)	387	34,528

Machinery - 1.0%
Fortive Corp.(a)	483	34,085

Media - 1.9%
Interpublic Group of Cos., Inc. (The)	933	34,213
Omnicom Group, Inc.	474	34,346
		68,559
Metals & Mining - 1.0%
Newmont Corp.	633	34,372

Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,125	34,110
Starwood Property Trust, Inc.	1,404	34,272
		68,382
Multi-Utilities - 5.9%
Consolidated Edison, Inc.(a)	474	34,408
DTE Energy Co.(a)	306	34,183
NiSource, Inc.	1,422	34,455
Public Service Enterprise Group, Inc.	564	34,348
Sempra Energy	273	34,534
WEC Energy Group, Inc.	390	34,398
		206,326
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.(a)	336	34,087
ConocoPhillips(a)	504	34,156
Exxon Mobil Corp.	582	34,233
Kinder Morgan, Inc.	2,052	34,330
Marathon Petroleum Corp.	558	34,490
ONEOK, Inc.	591	34,272
Phillips 66	492	34,455
Valero Energy Corp.	492	34,721
Williams Cos., Inc. (The)	1,335	34,630
		309,374
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.(a)	576	34,082
Merck & Co., Inc.	453	34,025
Pfizer, Inc.	795	34,193
		102,300
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.(a)	72	34,915

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.(a)	2,430	34,627

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.(a)	1,998	34,286

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	2,664	34,286

Tobacco - 1.9%
Altria Group, Inc.	744	33,867
Philip Morris International, Inc.	357	33,840
		67,707
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	429	34,401

TOTAL COMMON STOCKS (COST $3,012,504)		3,257,624

MASTER LIMITED PARTNERSHIPS - 5.0%

Capital Markets - 1.0%
AllianceBernstein Holding LP	699	34,656

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	715	35,714

Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Partners LP	843	34,285
Enterprise Products Partners LP(a)	1,593	34,473
Magellan Midstream Partners LP	756	34,458
		103,216
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $184,971)		173,586

TOTAL LONG POSITIONS (Cost $3,197,475)		3,431,210

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

SHORT POSITIONS - (48.8)%

COMMON STOCKS - (47.8)%

Aerospace & Defense - (0.5)%
Boeing Co. (The)*	(39)	(8,578)
TransDigm Group, Inc.*	(15)	(9,368)
		(17,946)
Airlines - (0.5)%
Delta Air Lines, Inc.*	(204)	(8,692)
Southwest Airlines Co.*	(165)	(8,486)
		(17,178)
Automobiles - (0.5)%
General Motors Co.*	(165)	(8,697)
Tesla, Inc.*	(12)	(9,306)
		(18,003)
Banks - (1.7)%
First Citizens BancShares, Inc., Class A	(9)	(7,588)
First Republic Bank	(45)	(8,680)
Pinnacle Financial Partners, Inc.	(90)	(8,467)
Signature Bank	(30)	(8,168)
SVB Financial Group*	(12)	(7,763)
Wells Fargo & Co.	(195)	(9,050)
Western Alliance Bancorp	(78)	(8,488)
		(58,204)
Beverages - (1.5)%
Boston Beer Co., Inc. (The), Class A*	(18)	(9,176)
Brown-Forman Corp., Class B	(129)	(8,644)
Celsius Holdings, Inc.*	(93)	(8,378)
Constellation Brands, Inc., Class A	(42)	(8,849)
Molson Coors Beverage Co., Class B	(186)	(8,627)
Monster Beverage Corp.*	(96)	(8,528)
		(52,202)
Capital Markets - (4.2)%
Affiliated Managers Group, Inc.	(57)	(8,612)
Cboe Global Markets, Inc.	(69)	(8,546)
Charles Schwab Corp. (The)	(123)	(8,959)
FactSet Research Systems, Inc.	(21)	(8,290)
Interactive Brokers Group, Inc., Class A	(135)	(8,416)
Intercontinental Exchange, Inc.	(75)	(8,612)
KKR & Co., Inc.	(141)	(8,584)
LPL Financial Holdings, Inc.	(54)	(8,465)
MarketAxess Holdings, Inc.	(21)	(8,834)
Moody's Corp.	(24)	(8,523)
Morningstar, Inc.	(33)	(8,548)
MSCI, Inc.	(15)	(9,125)
Nasdaq, Inc.	(45)	(8,686)
Open Lending Corp., Class A*	(243)	(8,765)
S&P Global, Inc.	(21)	(8,923)
Stifel Financial Corp.	(126)	(8,563)
Tradeweb Markets, Inc., Class A	(105)	(8,482)
		(146,933)
Chemicals - (0.2)%
Amyris, Inc.*	(627)	(8,609)

Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(60)	(8,323)

Construction Materials - (0.5)%
Eagle Materials, Inc.	(63)	(8,263)
Martin Marietta Materials, Inc.	(24)	(8,200)
		(16,463)
Consumer Finance - (1.5)%
American Express Co.	(51)	(8,544)
Capital One Financial Corp.	(57)	(9,232)
Credit Acceptance Corp.*	(15)	(8,780)
SLM Corp.	(492)	(8,659)
SoFi Technologies, Inc.*	(546)	(8,670)
Upstart Holdings, Inc.*	(27)	(8,544)
		(52,429)
Containers & Packaging - (0.5)%
Berry Global Group, Inc.*	(135)	(8,219)
Crown Holdings, Inc.	(84)	(8,465)
		(16,684)
Diversified Financial Services - (0.2)%
Berkshire Hathaway, Inc., Class B*	(30)	(8,188)

Electric Utilities - (3.8)%
Alliant Energy Corp.	(396)	(22,168)
Evergy, Inc.	(357)	(22,205)
Eversource Energy	(273)	(22,320)
NextEra Energy, Inc.	(282)	(22,143)
PG&E Corp.*	(2,313)	(22,205)
Xcel Energy, Inc.	(357)	(22,313)
		(133,354)
Electrical Equipment - (0.2)%
Generac Holdings, Inc.*	(21)	(8,582)

Energy Equipment & Services - (0.8)%
ChampionX Corp.*	(402)	(8,989)
Halliburton Co.	(411)	(8,886)
NOV, Inc.*	(681)	(8,928)
		(26,803)
Entertainment - (0.5)%
Netflix, Inc.*	(15)	(9,155)
Walt Disney Co. (The)*	(51)	(8,628)
		(17,783)
Equity Real Estate Investment Trusts (REITs) - (0.7)%
American Homes 4 Rent, Class A	(228)	(8,691)
Host Hotels & Resorts, Inc.*	(513)	(8,377)
SBA Communications Corp.	(27)	(8,926)
		(25,994)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Food & Staples Retailing - (1.5)%
BJ's Wholesale Club Holdings, Inc.*	(156)	(8,568)
Casey's General Stores, Inc.	(45)	(8,480)
Costco Wholesale Corp.	(18)	(8,088)
Performance Food Group Co.*	(183)	(8,502)
US Foods Holding Corp.*	(240)	(8,319)
Walmart, Inc.	(66)	(9,199)
		(51,156)
Food Products - (1.4)%
Beyond Meat, Inc.*	(81)	(8,526)
Darling Ingredients, Inc.*	(120)	(8,628)
Freshpet, Inc.*	(60)	(8,561)
Lamb Weston Holdings, Inc.	(138)	(8,469)
McCormick & Co., Inc. (Non-Voting)	(99)	(8,022)
Post Holdings, Inc.*	(78)	(8,593)
		(50,799)
Gas Utilities - (1.3)%
Atmos Energy Corp.	(252)	(22,226)
UGI Corp.	(522)	(22,248)
		(44,474)
Health Care Equipment & Supplies - (1.5)%
Align Technology, Inc.*	(12)	(7,985)
Boston Scientific Corp.*	(207)	(8,982)
DexCom, Inc.*	(15)	(8,203)
Edwards Lifesciences Corp.*	(75)	(8,491)
IDEXX Laboratories, Inc.*	(15)	(9,328)
Intuitive Surgical, Inc.*	(9)	(8,947)
		(51,936)
Health Care Providers & Services - (0.5)%
Centene Corp.*	(138)	(8,599)
Laboratory Corp. of America Holdings*	(30)	(8,443)
		(17,042)
Health Care Technology - (0.2)%
Veeva Systems, Inc., Class A*	(30)	(8,645)

Hotels, Restaurants & Leisure - (0.8)%
Airbnb, Inc., Class A*	(51)	(8,555)
Booking Holdings, Inc.*	(3)	(7,122)
Chipotle Mexican Grill, Inc.*	(6)	(10,905)
		(26,582)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(99)	(8,175)

Independent Power and Renewable Electricity Producers - (1.3)%
AES Corp. (The)	(978)	(22,328)
Clearway Energy, Inc., Class C	(735)	(22,248)
		(44,576)
Insurance - (2.2)%
Alleghany Corp.*	(15)	(9,366)
Brown & Brown, Inc.	(156)	(8,650)
Globe Life, Inc.	(96)	(8,547)
Goosehead Insurance, Inc., Class A	(57)	(8,680)
Lemonade, Inc.*	(132)	(8,845)
Loews Corp.	(159)	(8,575)
Markel Corp.*	(6)	(7,171)
RLI Corp.	(84)	(8,423)
W R Berkley Corp.	(120)	(8,782)
		(77,039)
Interactive Media & Services - (1.0)%
Alphabet, Inc., Class A*	(3)	(8,021)
Facebook, Inc., Class A*	(24)	(8,145)
Snap, Inc., Class A*	(117)	(8,643)
Twitter, Inc.*	(141)	(8,515)
		(33,324)
Internet & Direct Marketing Retail - (0.5)%
Amazon.com, Inc.*	(3)	(9,855)
DoorDash, Inc., Class A*	(42)	(8,651)
		(18,506)
IT Services - (1.0)%
Fiserv, Inc.*	(78)	(8,463)
PayPal Holdings, Inc.*	(33)	(8,587)
Snowflake, Inc., Class A*	(27)	(8,166)
Square, Inc., Class A*	(36)	(8,634)
		(33,850)
Life Sciences Tools & Services - (1.2)%
Bio-Rad Laboratories, Inc., Class A*	(12)	(8,951)
Illumina, Inc.*	(21)	(8,518)
IQVIA Holdings, Inc.*	(36)	(8,624)
Mettler-Toledo International, Inc.*	(6)	(8,264)
Waters Corp.*	(24)	(8,575)
		(42,932)
Machinery - (0.2)%
Ingersoll Rand, Inc.*	(168)	(8,469)

Media - (0.3)%
Charter Communications, Inc., Class A*	(12)	(8,731)

Metals & Mining - (1.2)%
Alcoa Corp.*	(174)	(8,516)
Cleveland-Cliffs, Inc.*	(414)	(8,201)
Freeport-McMoRan, Inc.	(261)	(8,490)
MP Materials Corp.*	(264)	(8,509)
United States Steel Corp.	(390)	(8,568)
		(42,284)
Multi-Utilities - (3.2)%
Ameren Corp.	(276)	(22,356)
CenterPoint Energy, Inc.	(900)	(22,140)
CMS Energy Corp.	(372)	(22,220)
Dominion Energy, Inc.	(303)	(22,125)
MDU Resources Group, Inc.	(747)	(22,163)
		(111,004)
Oil, Gas & Consumable Fuels - (4.5)%
APA Corp.	(426)	(9,129)

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Cabot Oil & Gas Corp.	(405)	(8,813)
Cheniere Energy, Inc.*	(90)	(8,790)
Chesapeake Energy Corp.	(147)	(9,054)
Cimarex Energy Co.	(102)	(8,894)
Devon Energy Corp.	(252)	(8,949)
Diamondback Energy, Inc.	(93)	(8,804)
EOG Resources, Inc.	(111)	(8,910)
EQT Corp.*	(414)	(8,470)
Hess Corp.	(114)	(8,905)
HollyFrontier Corp.	(276)	(9,144)
Marathon Oil Corp.	(675)	(9,227)
Occidental Petroleum Corp.	(294)	(8,697)
Ovintiv, Inc.	(273)	(8,976)
Pioneer Natural Resources Co.	(54)	(8,992)
Plains GP Holdings LP, Class A*	(828)	(8,922)
Targa Resources Corp.	(183)	(9,005)
Texas Pacific Land Corp.	(6)	(7,256)
		(158,937)
Personal Products - (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(27)	(8,098)

Pharmaceuticals - 0.0%(b)
AstraZeneca plc, ADR	(1)	(58)

Professional Services - (0.2)%
CoStar Group, Inc.*	(99)	(8,520)

Real Estate Management & Development - (1.5)%
CBRE Group, Inc., Class A*	(87)	(8,470)
eXp World Holdings, Inc.	(213)	(8,471)
Howard Hughes Corp. (The)*	(99)	(8,693)
Jones Lang LaSalle, Inc.*	(33)	(8,187)
Opendoor Technologies, Inc.*	(426)	(8,746)
Redfin Corp.*	(171)	(8,567)
		(51,134)
Road & Rail - (0.2)%
Uber Technologies, Inc.*	(192)	(8,602)

Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.*	(84)	(8,643)
Micron Technology, Inc.	(120)	(8,518)
		(17,161)
Software - (1.0)%
Adobe, Inc.*	(15)	(8,636)
salesforce.com, Inc.*	(33)	(8,950)
ServiceNow, Inc.*	(15)	(9,334)
Zoom Video Communications, Inc., Class A*	(33)	(8,630)
		(35,550)
Specialty Retail - (0.2)%
Carvana Co.*	(27)	(8,142)

Thrifts & Mortgage Finance - (0.3)%
Rocket Cos., Inc., Class A	(540)	(8,662)

Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(24)	(8,422)

Water Utilities - (1.3)%
American Water Works Co., Inc.	(132)	(22,313)
Essential Utilities, Inc.	(483)	(22,257)
		(44,570)
Wireless Telecommunication Services - (0.2)%
T-Mobile US, Inc.*	(66)	(8,432)

TOTAL COMMON STOCKS (Proceeds $(1,496,798))		(1,679,490)

MASTER LIMITED PARTNERSHIPS - (1.0)%

Oil, Gas & Consumable Fuels - (1.0)%
DCP Midstream LP	(315)	(8,893)
Energy Transfer LP	(942)	(9,024)
Plains All American Pipeline LP	(879)	(8,939)
Western Midstream Partners LP	(426)	(8,929)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(38,541))		(35,785)

TOTAL SHORT POSITIONS (Proceeds $(1,535,339))		(1,715,275)

Total Investments - 48.8% (Cost $1,662,136)		1,715,935
Other assets less liabilities - 51.2%		1,801,460
Net Assets - 100.0%		3,517,395

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,070,735.
(b)	Represents less than 0.05% of net assets.

AGF Investments Trust
AGFiQ Global Infrastructure ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 97.4%

Commercial Services & Supplies - 0.3%
China Everbright Environment Group Ltd.	23,668	17,841

Construction & Engineering - 3.9%
Vinci SA	2,009	208,100

Diversified Telecommunication Services - 3.6%
Cellnex Telecom SA	2,100	129,448
China Tower Corp. Ltd., Class H	179,792	23,537
Lumen Technologies, Inc.	3,200	39,648
		192,633
Electric Utilities - 11.2%
AusNet Services Ltd.	15,488	28,326
Cia Energetica de Minas Gerais (Preference)	5,047	13,003
Duke Energy Corp.	456	44,501
Edison International	617	34,225
Eversource Energy	864	70,641
Fortis, Inc.	380	16,858
Fortum OYJ	2,320	70,556
Iberdrola SA	1,589	15,870
Mercury NZ Ltd.	7,684	34,373
NextEra Energy, Inc.	756	59,361
OGE Energy Corp.	1,060	34,938
Orsted A/S	113	14,909
PPL Corp.	1,936	53,976
Southern Co. (The)	848	52,550
Verbund AG	551	55,659
		599,746
Equity Real Estate Investment Trusts (REITs) - 19.0%
American Tower Corp.	1,720	456,505
Ascendas REIT	10,607	23,345
CoreSite Realty Corp.	279	38,653
Crown Castle International Corp.	1,724	298,804
CyrusOne, Inc.	297	22,991
Digital Realty Trust, Inc.	225	32,501
Iron Mountain, Inc.	816	35,455
SBA Communications Corp.	240	79,337
STAG Industrial, Inc.	780	30,615
		1,018,206
Gas Utilities - 4.0%
Enagas SA	2,388	53,073
ENN Energy Holdings Ltd.	2,635	43,150
Hong Kong & China Gas Co. Ltd.	19,873	30,102
Italgas SpA	2,081	13,325
Kunlun Energy Co. Ltd.	35,196	36,584
Naturgy Energy Group SA	992	24,975
Spire, Inc.	240	14,683
		215,892

Independent Power and Renewable Electricity Producers - 3.8%
Capital Power Corp.	756	25,493
China Longyuan Power Group Corp. Ltd., Class H	18,124	44,287
China Power International Development Ltd.	28,907	15,297
Clearway Energy, Inc.	1,168	35,355
Northland Power, Inc.	1,172	36,827
TransAlta Renewables, Inc.	3,104	46,538
		203,797
Interactive Media & Services - 1.0%
Alphabet, Inc., Class C*	20	53,306

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	16	52,561

IT Services - 0.3%
GDS Holdings Ltd., ADR*	264	14,945

Machinery - 0.5%
Cargotec OYJ, Class B	524	26,582

Media - 0.7%
SES SA, Receipts	4,396	39,315

Multi-Utilities - 11.0%
A2A SpA	12,208	25,033
Algonquin Power & Utilities Corp.	3,092	45,333
CenterPoint Energy, Inc.	868	21,353
Consolidated Edison, Inc.	1,120	81,301
DTE Energy Co.	328	36,641
E.ON SE	639	7,818
National Grid plc	13,512	160,729
REN - Redes Energeticas Nacionais SGPS SA	7,300	21,526
RWE AG	1,248	44,118
Sempra Energy	904	114,356
WEC Energy Group, Inc.	360	31,752
		589,960
Oil, Gas & Consumable Fuels - 21.9%
Cheniere Energy, Inc.*	168	16,409
DT Midstream, Inc.	164	7,583
Enbridge, Inc.	11,036	439,662
Kinder Morgan, Inc.	13,216	221,104
ONEOK, Inc.	2,704	156,805
Pembina Pipeline Corp.	1,792	56,805
Targa Resources Corp.	857	42,173
TC Energy Corp.	2,684	129,178
Williams Cos., Inc. (The)	4,064	105,420
		1,175,139
Road & Rail - 1.8%
Aurizon Holdings Ltd.	8,532	23,238
Canadian National Railway Co.	128	14,833

AGF Investments Trust
AGFiQ Global Infrastructure ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Union Pacific Corp.	288	56,451
		94,522
Software - 1.2%
Microsoft Corp.	224	63,150

Transportation Infrastructure - 8.0%
Aena SME SA*	140	24,149
Aeroports de Paris*	349	44,299
Atlantia SpA*	1,248	23,593
Beijing Capital International Airport Co. Ltd., Class H*	18,065	10,646
China Merchants Port Holdings Co. Ltd.	41,760	71,352
COSCO SHIPPING Ports Ltd.	51,120	44,195
Flughafen Zurich AG (Registered)*	164	29,250
Sydney Airport*	16,984	100,889
Transurban Group	8,084	81,964
		430,337
Water Utilities - 4.2%
American Water Works Co., Inc.	848	143,346
China Water Affairs Group Ltd.	16,000	17,803
Severn Trent plc	431	15,071
United Utilities Group plc	3,752	48,786
		225,006
TOTAL COMMON STOCKS (COST $4,921,377)		5,221,038

MASTER LIMITED PARTNERSHIPS - 1.3%

Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Partners LP	488	18,031

Oil, Gas & Consumable Fuels - 1.0%
Energy Transfer LP	5,464	52,345

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $74,953)		70,376

EXCHANGE TRADED FUNDS - 0.9%

SPDR S&P Global Infrastructure ETF
(Cost $47,376)	913	48,151

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(a)

Transportation Infrastructure - 0.0%(a)
Transurban Group, expiring 10/8/2021*(b) (Cost $–)	673	511
Total Investments - 99.6% (Cost $5,043,706)		5,340,076
Other assets less liabilities - 0.4%		23,678
Net Assets - 100.0%		5,363,754

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid security.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SPDR	Standard & Poor's Depositary Receipt

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of September 30, 2021:

Australia	4.4%
Austria	1.0%
Brazil	0.2%
Canada	15.5%
China	6.3%
Denmark	0.3%
Finland	1.8%
France	4.7%
Germany	1.0%
Hong Kong	0.6%
Italy	1.2%
Luxembourg	0.7%
New Zealand	0.6%
Portugal	0.4%
Singapore	0.4%
Spain	4.6%
Switzerland	0.6%
United Kingdom	4.2%
United States	51.1%
Other(1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2021 for each Fund based upon the three levels defined above:

AGFiQ U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Assets
Common Stocks*	$83,963,401	$—	$—	$83,963,401
Liabilities
Common Stocks*	$(83,655,069)	$—	$—	$(83,655,069)
Exchange Traded Funds	(400,817)	—	—	(400,817)
Total Investments	$(92,485)	$—	$—	$(92,485)
Other Financial Instruments
Assets
Swap Agreements**	$—	$191,307	$—	$191,307
Liabilities
Swap Agreements**	$—	$(107,706)	$—	$(107,706)
Total Other Financial Instruments	$—	$83,601	$—	$83,601

AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,257,624	$—	$—	$3,257,624
Master Limited Partnerships	173,586	—	—	173,586
Liabilities
Common Stocks*	$(1,679,490)	$—	$—	$(1,679,490)
Master Limited Partnerships	(35,785)	—	—	(35,785)
Total Investments	$1,715,935	$—	$—	$1,715,935

AGF Investments Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2021 (Unaudited)

AGFiQ Global Infrastructure ETF	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Commercial Services & Supplies	$—	$17,841	$—	$17,841
Construction & Engineering	—	208,100	—	208,100
Diversified Telecommunication Services	39,648	152,985	—	192,633
Electric Utilities	380,053	219,693	—	599,746
Equity Real Estate Investment Trusts (REITs)	994,861	23,345	—	1,018,206
Gas Utilities	14,683	201,209	—	215,892
Independent Power and Renewable Electricity Producers	144,213	59,584	—	203,797
Machinery	—	26,582	—	26,582
Media	—	39,315	—	39,315
Multi-Utilities	330,736	259,224	—	589,960
Road & Rail	71,284	23,238	—	94,522
Transportation Infrastructure	—	430,337	—	430,337
Water Utilities	143,346	81,660	—	225,006
Other*	1,359,101	—	—	1,359,101
Exchange Traded Funds	48,151	—	—	48,151
Master Limited Partnerships	70,376			70,376
Rights	—	511	—	511
Total Investments	$3,596,452	$1,743,624	$—	$5,340,076

*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.